Expense Example (Invesco V.I. Small Cap Equity Fund, Series I shares, Invesco V.I. Small Cap Equity Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Small Cap Equity Fund | Series I shares, Invesco V.I. Small Cap Equity Fund
Example
Expense Example, By Year, Column [Text]	Series I
1 Year	$ 109
3 Years	340
5 Years	590
10 Years	$ 1,306